Exhibit 99.5

Client Name:
Client Project Name:	OBX 2019-INV2
Start - End Dates:	10/4/2017 - 2/8/2018
Deal Loan Count:	28

Loan Level Tape Compare Upload
Loans in Report	28

Loan Number	Borrower Last Name	Field	Tape Data	Reviewer Data	Discrepancy Comments
6000018872	xxxxxx	Property Type	SFR	SFR-Attached
6000019880	xxxxxx	Origination Channel	Wholesale	Broker	Current value per application.
6000019880	xxxxxx	Product Type	30 Yr Fixed	Jumbo 30yr Fixed	Current value per the Note of $xxxxxx.
6000019883	xxxxxx	Debt to Income Ratio (Back)	15.544	17.5717
6000019883	xxxxxx	Product Type	30 Yr Fixed	Jumbo 30yr Fixed	Current value per Note of $xxxxxx.
6000019884	xxxxxx	Debt to Income Ratio (Back)	39.724	36.0856	Current value 42.96% recalculation REO property loss for (Wayne Way) of $35.50 using 2016 Schedule E; Lender has positive income of $431.58.
6000020002	xxxxxx	Combined LTV	69	83.022	Current value 83.02% using the sale price value of $xxxxxx versus appraised value of $xxxxxx.
6000020002	xxxxxx	Original LTV	69	83.022	Current value 83.02% using the sale price value of $xxxxxx versus appraised value of $xxxxxx.
6000020329	xxxxxx	Property Type	Low Rise Condo (1-4)	High Rise Condo (9+)	Per appraisal, the condo is 17 floors.
6000020356	xxxxxx	Debt to Income Ratio (Back)	26.257	23.1542	Lender did not include commission income
6000020358	xxxxxx	Origination Channel	Wholesale	Broker
6000020359	xxxxxx	Debt to Income Ratio (Back)	33.275	26.8014	Variance due to difference in calculation of rental income, lender calculations in file as well as difference in debts, lender included application $25/mo that would pay off at close and not be continuing. Lender did not include rental income for xxxxxx property
6000020361	xxxxxx	Origination Channel	Wholesale	Broker
6000020362	xxxxxx	Debt to Income Ratio (Back)	44.76	47.7798	DTI (Back) was derived by using the Income of $16,638.50 and the Debt of $7,295.90.
6000020362	xxxxxx	Property Type	SFR	SFR-Attached	Per Appraisal the Subject property is a SFR- Attached
6000020363	xxxxxx	Debt to Income Ratio (Back)	43.738	39.4989	The tape value does not include self employment income. The current value includes 1040 Schedule C income.
6000020363	xxxxxx	Property Type	Detached PUD	Attached PUD	Per Appraisal.
6000020366	xxxxxx	Debt to Income Ratio (Back)	37.219	30.9139	Differnece due to rental income for commercial property; used net income plus depreciation for review.
6000020366	xxxxxx	Origination Channel	Wholesale	Broker

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